Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	$ 24,561	$ 5,081
Rental guarantees	85	14
Other financial asset measure as FVPL	409	24,512
Other current assets	25,055	29,607
Other financial asset measure as FVPL	5,782	5,614
Other non-current assets	5,782	5,614
Banks requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	18,143	3,646
Processors and Others Requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	6,410	1,427
Credit Card Requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	$ 8	$ 8